UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2012

              Check here if Amendment []; Amendment Number: _____

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:   3G Capital Partners Ltd.
                      --------------------------------------

              Address:  c/o 3G Capital Inc.
                        600 Third Avenue, 37th Floor
                        -------------------------------
                        New York, NY  10016
                        ------------------------

FORM 13F FILE NUMBER: 028-12896
                      ---------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,
             that all information contained herein is true, correct
           and complete, and that it is understood that all required
              items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernardo Piquet
           ----------------
Title:     Director
           ---------
Phone:     (212) 893-6727
           --------------

Signature, Place, and Date of Signing:

/s/ Bernardo Piquet                 New York, NY             February 14, 2013
----------------------             --------------           -------------------



REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             0
                                              --


Form 13F Information Table Entry Total:       22
---------------------------------------       --


Form 13F Information Table Value Total:       $948,733 (thousands)
---------------------------------------       --------


List of Other Included Managers:     None
--------------------------------     ----

                            3G Capital Partners Ltd.
                           Form 13F Information Table
                               December 31, 2012



                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
ANADARKO PETE CORP            COM        32511107    $38,991     524,711  SH        SOLE                 524,711
APPLE INC                     COM        37833100    $42,273      79,434  SH        SOLE                  79,434
CBS CORP NEW                  CL B       124857202   $42,204   1,109,183  SH        SOLE               1,109,183
CBS CORP NEW                  CALL       124857903   $76,100   2,000,000      CALL  SOLE               2,000,000
COACH INC                     COM        189754104   $36,843     663,717  SH        SOLE                 663,717
DELPHI AUTOMOTIVE PLC         SHS        G27823106   $54,273   1,418,897  SH        SOLE               1,418,897
DOLLAR GEN CORP NEW           COM        256677105   $74,153   1,681,845  SH        SOLE               1,681,845
ISHARES INC                   CALL       464286900   $81,566   1,458,100      CALL  SOLE               1,458,100
GNC HLDGS INC               COM CL A     36191G107   $30,889     928,165  SH        SOLE                 928,165
GOOGLE INC.                   CL A       38259P508   $59,620      84,283  SH        SOLE                  84,283
HUMANA INC                    COM        444859102   $40,381     588,394  SH        SOLE                 588,394
ITAU UNIBANCO HLDG SA       SPON ADR
                            REP PFD      465562106    $6,539     397,240  SH        SOLE                 397,240
JPMORGAN CHASE & CO           CALL       46625H900   $43,970   1,000,000      CALL  SOLE               1,000,000
MACYS INC                     CALL       55616P904    $5,853     150,000      CALL  SOLE                 150,000
NEWELL RUBBERMAID INC         COM        651229106   $36,360   1,632,683  SH        SOLE               1,632,683
NEWS CORP                     CL A       65248E104   $12,489     489,587  SH        SOLE                 489,587
PRICELINE COM INC           COM NEW      741503403   $54,228      87,409  SH        SOLE                  87,409
QEP RES INC                   COM        74733V100   $25,481     841,792  SH        SOLE                 841,792
SPDR S&P 500 ETF TR           CALL       78462F903   $85,446     600,000      CALL  SOLE                 600,000
LIBERTY MEDIA CORPORATION    LIB CAP
                              COM A      530322106   $44,695     385,267  SH        SOLE                 385,267
TEMPUR PEDIC INTL INC         COM        88023U101   $47,421   1,505,908  SH        SOLE               1,505,908
VIACON INC NEW                CL B       92553P201    $8,958     169,850  SH        SOLE                 169,850




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